DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Results, Net (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Climate event	[1]	$ (54,281,299)	$ 0	$ 0
Result from disposal of Property, plant and equipment		(428,170)	(2,433,467)	0
(Charge) / Reversal for provisions for legal claims and other	[2]	(144,360)	1,529,336	(2,007,477)
Recovery of insurance	[3]	4,569,260	1,517,170	63,226
Reversal of supplier provision		2,567,781	1,519,320	0
(Charge) of tax credits		(6,526)	(959,727)	0
Others		415,575	(99,995)	(229,411)
Total		(47,307,739)	$ 1,072,637	$ (2,173,662)
Insurance advances related to the climate even		$ 3,306,624

[1]	See Note 24.
[2]	Including legal expenses.
[3]	For the year ended on December 31, 2025, it includes Ps. 3,306,624 corresponding to insurance advances related to the climate event.